Property, plant and equipment - Narrative (Details)					6 Months Ended		12 Months Ended
	Jun. 29, 2018 T	May 08, 2018 USD ($) T	Apr. 25, 2018 T	Mar. 26, 2018 T	Jun. 30, 2018 USD ($) ship contract	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Gains on disposals of property, plant and equipment						$ 20,000
Number of long-term time charter contracts | contract					2
Number of vessels under construction | ship					2
Assets under construction					$ 39,248,000		$ 63,668,000 [1]
Agreement to purchase property, plant and equipment					$ 86,600,000		185,922,000
Suezmax Cap Jean
Disclosure of detailed information about property, plant and equipment [line items]
Sales price, net of sale commissions		$ 10,200,000
Gains on disposals of property, plant and equipment		$ 10,200,000
Vessels | Ice Class Suezmax Cap Quebec
Disclosure of detailed information about property, plant and equipment [line items]
VLCC weight (in deadweight tons) | T				156,600
Vessels | Cap Pembroke
Disclosure of detailed information about property, plant and equipment [line items]
VLCC weight (in deadweight tons) | T			156,600
Vessels | ULCC Seaways Laura Lynn
Disclosure of detailed information about property, plant and equipment [line items]
VLCC weight (in deadweight tons) | T	441,561
Vessels | Suezmax Cap Jean
Disclosure of detailed information about property, plant and equipment [line items]
VLCC weight (in deadweight tons) | T		146,643
Vessels | Tankers
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average cost of capital for cash flow projections					7.65%
Estimated useful life					20 years
Residual value					$ 0
Increase in weighted average cost of capital					2.26%
Vessels | Tankers | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Increase in weighted average cost of capital					10.65%
Vessels | Tankers | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Increase in weighted average cost of capital					3.00%
Vessels | Tanker fleet, fifteen-year historical charter rates
Disclosure of detailed information about property, plant and equipment [line items]
Historical charter rates					15 years
15 year historical rate high end adjustment					5.00%
15 year historical rate low end adjustment					5.00%
Vessels | Tanker fleet, ten-year historical charter rates
Disclosure of detailed information about property, plant and equipment [line items]
Historical charter rates					10 years
Impairment of tanker fleet					$ 500,000		0
Vessels | Tanker fleet, five-year historical charter rates
Disclosure of detailed information about property, plant and equipment [line items]
Historical charter rates					5 years
Impairment of tanker fleet					$ 0		5,700,000.0
Vessels | Tanker fleet, one-year historical charter rates
Disclosure of detailed information about property, plant and equipment [line items]
Historical charter rates					1 year
Impairment of tanker fleet					$ 219,100,000		$ 427,300,000
Vessels | Floating Storage And Offloading
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average cost of capital for cash flow projections					7.65%		9.70%
Estimated useful life					25 years
Residual value					$ 0
Increase in weighted average cost of capital					3.00%

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.